Gain (loss) on disposal of property, plant and equipment and intangible assets - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) on disposal of property, plant and equipment and intangible assets
Gain (loss) on disposal of property, plant and equipment and intangible assets	R$ 169,289	R$ 184,189	R$ 85,455
Gain (loss) on disposal of Conectcar			R$ 85,455